UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Eagle Value Partners, LLC

Address:  655 Third Avenue, 11th Floor
          New York, NY  10017

13F File Number: 028-13580

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Charles H. Witmer
Title:  Managing Member
Phone:  (212) 812-3080


Signature, Place and Date of Signing:

/s/ Charles H. Witmer             New York, New York       August 13, 2010
----------------------            ------------------       -----------------
     [Signature]                  [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             1

Form 13F Information Table Entry Total:       16

Form 13F Information Table Value Total:     $29,276
                                          (thousands)


List of Other Included Managers:

Form 13F File Number            Name

1.     028-10559                Eagle Capital Partners, L.P.
       -----------------------------------------------------


                                                  FORM 13F INFORMATION TABLE



COLUMN 1                      COLUMN  2       COLUMN 3     COLUMN 4         COLUMN 5        COLUMN 6    COLUMN 7         COLUMN 8

                              TITLE                       VALUE        SHRS OR   SH/ PUT/   INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP       (X$1000)     PRN AMT   PRN CALL   DISCRETION  MANAGERS   SOLE  SHARED NONE
ALTISOURCE PORTFOLIO SOLNS S  REG SHS         L0175J104   1,895           76,596 SH        SHARED-DEFINED  1       76,596
BP PLC                        SPONSORED ADR   055622104   1,063           36,800 SH        SHARED-DEFINED  1       36,800
CHUBB CORP                    COM             171232101   2,196           43,913 SH        SHARED-DEFINED  1       43,913
COMPASS MINERALS INTL INC     COM             20451N101   5,622           79,991 SH        SHARED-DEFINED  1       79,991
COVANTA HLDG CORP             COM             22282E102   1,141           68,800 SH        SHARED-DEFINED  1       68,800
DIAMOND OFFSHORE DRILLING IN  COM             25271C102   1,175           18,891 SH        SHARED-DEFINED  1       18,891
ENSCO PLC                     SPONSORED ADR   29358Q109     742           18,900 SH        SHARED-DEFINED  1       18,900
E TRADE FINANCIAL CORP        COM             269246401     581           49,170 SH        SHARED-DEFINED  1       49,170
GLOBE SPECIALTY METALS INC    COM             37954N206   5,451          527,670 SH        SHARED-DEFINED  1      527,670
KERYX BIOPHARMACEUTICALS INC  COM             492515101      45           12,186 SH        SHARED-DEFINED  1       12,186
LOEWS CORP                    COM             540424108     891           26,758 SH        SHARED-DEFINED  1       26,758
LIBERTY MEDIA CORP NEW        LIB STAR COM A  53071M708     467            9,000 SH        SHARED-DEFINED  1        9,000
PHH CORP                      COM NEW         693320202   1,990          104,500 SH        SHARED-DEFINED  1      104,500
PACKAGING CORP AMER           COM             695156109   3,097          140,626 SH        SHARED-DEFINED  1      140,626
SEACOAST BKG CORP FLA         COM             811707306     488          366,700 SH        SHARED-DEFINED  1      366,700
STEWART INFORMATION SVCS COR  COM             860372101   2,434          269,809 SH        SHARED-DEFINED  1      269,809


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